Share based payment plans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of terms and conditions of share-based payment plan arrangements of the parent [text block]

	2021	2020	2019
Outstanding at January 1	407,722	965,052	1,318,049
Granted	—	—	—
Forfeited / Cancelled	(7,193)	(41,443)	(42,952)
Exercised	(317,579)	(515,887)	(310,045)
Outstanding at December 31	82,950	407,722	965,052
Exercisable at December 31	78,405	123,305	296,859

Disclosure of terms and conditions of share-based payment plan arrangements of the 2013 warrant plan [text block]

	2021	2020	2019
Outstanding at January 1	—	118,376	300,040
Granted	—	—	—
Forfeited / Cancelled	—	(1,875)	(3,500)
Exercised	—	(116,501)	(178,164)
Outstanding at December 31	—	—	118,376
Exercisable at December 31	—	—	15,300

Disclosure of terms and conditions of share-based payment plan arrangements of the IPO warrant plan [text block]

	2021	2020	2019
Outstanding at January 1	236,726	465,212	589,052
Granted	—	—	—
Forfeited / Cancelled	(3,372)	(27,247)	(20,252)
Exercised	(179,764)	(201,239)	(103,588)
Outstanding at December 31	53,590	236,726	465,212
Exercisable at December 31	49,045	95,575	169,071

Disclosure of terms and conditions of share-based payment plan arrangements of the 2015 warrant plan [text block]

	2021	2020	2019
Outstanding at January 1	133,900	310,400	325,200
Granted	—	—	—
Forfeited / Cancelled	(2,000)	(6,400)	(14,800)
Exercised	(114,500)	(170,100)	—
Outstanding at December 31	17,400	133,900	310,400
Exercisable at December 31	17,400	15,100	96,500

Disclosure of inputs into the model of equity settled share-based payment plans [text block]

	2015 (Sept 16)	2015 (Nov)	IPO 2014 (Nov)	IPO 2014 (June)	2013 (Dec) *	2013 (Oct) *
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	47%	47%	50%	46%	50%	53%
Risk-free interest rate	0.24%	1.17%	1.12%	1.70%	2.56%	2.43%
Expected life	4.30	5.50	5.50	5.50	5.50	5.50
Exercise price (in €)	6.45	8.81	8.81	8.81	8.54	7.86
Stock price (in €)	6.42	8.08	8.67	8.81	18.09	18.09
Fair value SAR (in €)	2.41	3.30	3.94	3.83	12.23	12.77

Disclosure of terms and conditions of share-based payment plan arrangements of the cash-settled plans [text block]

	2021	2020	2019
Outstanding at January 1	37,096	71,064	103,757
Granted	—	—	—
Forfeited / Cancelled	(1,821)	(5,921)	(4,400)
Exercised	(23,315)	(28,047)	(28,293)
Outstanding at December 31	11,960	37,096	71,064
Exercisable at December 31	11,960	12,630	15,988

Disclosure of inputs into the model of cash settled share-based payment plans [text block]

	2021	2020	2019
Return dividend	0%	0%	0%
Expected volatility	80%	84%	49%
Risk-free interest rate	0.18%	-0.34%	0.10%
Expected life	0.25	0.25	0.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	21.05	44.20	16.32
Fair value SAR (in €)	12.26	35.38	7.52

Disclosure of terms and conditions of share-based payment plan arrangements of the Rapidfit+ plan [text block]

	2021	2020	2019
Outstanding at January 1	186	186	199
Granted	—	—	—
Forfeited / Cancelled	—	—	(13)
Exercised	—	—	—
Outstanding at December 31	186	186	186
Exercisable at December 31	186	186	184

Disclosure of inputs into the model of the Rapidfit+ plan [text block]

2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value option	262.7